BlackRock FundsSM

iShares Developed Real Estate Index Fund

iShares Russell Mid-Cap Index Fund

iShares Russell Small/Mid-Cap Index Fund

iShares Short-Term TIPS Bond Index Fund

iShares Total U.S. Stock Market Index Fund

BlackRock Funds III

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock LifePath® Dynamic 2060 Fund

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

iShares S&P 500 Index Fund

iShares U.S. Aggregate Bond Index Fund

BlackRock Index Funds, Inc.

iShares MSCI EAFE International Index Fund

iShares Russell 2000 Small-Cap Index Fund

(each, a “Fund”)

Supplement dated August 30, 2017

to the Investor Prospectus of each Fund (each, a “Prospectus”)

Effective September 5, 2017, each Prospectus is amended as follows:

The following disclosure is added as the second paragraph to the section of each Prospectus entitled “Account Information—How to Buy, Sell, Exchange and Transfer Shares—How to Sell Shares—Full or Partial Redemption of Shares—Have your Financial Intermediary submit your sales order”:

Regardless of the method the Fund uses to make payment of your redemption proceeds (check, wire or ACH), your redemption proceeds typically will be sent one to two business days after your request is submitted, but in any event, within seven days.

Shareholders should retain this Supplement for future reference.

PRO-ALLINDEX-0817SUP